Credit Risk - Summary of IFRS 9 Credit Quality (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	£ 328,792	£ 316,322
Impairment loss allowances	1,303	785
Loss Impairment: Off Balance Sheet ECL	468	577
Total ECL	£ 1,377	£ 863
Coverage	0.40%	0.30%
Retail mortgage offers in pipeline	£ 7,700	£ 7,600
Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	285,622	274,715
Impairment loss allowances	£ 1,302	£ 785
Coverage	0.50%	0.30%
Drawn exposures | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 186,476	£ 178,762
Impairment loss allowances	£ 668	£ 522
Coverage	0.40%	0.30%
Drawn exposures | Retail banking mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 169,801	£ 165,356
Impairment loss allowances	£ 277	£ 214
Coverage	0.20%	0.10%
Drawn exposures | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 17,626	£ 18,391
Impairment loss allowances	£ 577	£ 247
Coverage	3.30%	1.30%
Drawn exposures | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 2,785	£ 4,041
Impairment loss allowances	£ 22	£ 14
Coverage	0.80%	0.30%
Drawn exposures | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 78,735	£ 73,521
Impairment loss allowances	£ 35	£ 2
Coverage	0.00%	0.00%
Off-Balance Sheet Exposures
Disclosure of credit risk exposure [line items]
Exposure	£ 43,170	£ 41,607
Loss Impairment: Off Balance Sheet ECL	£ 75	£ 78
Coverage	0.20%	0.20%
Off-Balance Sheet Exposures | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,847	£ 26,018
Loss Impairment: Off Balance Sheet ECL	£ 38	£ 27
Coverage	0.10%	0.10%
Off-Balance Sheet Exposures | Retail banking mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 13,276	£ 13,432
Loss Impairment: Off Balance Sheet ECL	£ 3	£ 4
Coverage	0.00%	0.00%
Off-Balance Sheet Exposures | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 6,877	£ 5,727
Loss Impairment: Off Balance Sheet ECL	£ 26	£ 15
Coverage	0.40%	0.30%
Off-Balance Sheet Exposures | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 8,861	£ 9,343
Loss Impairment: Off Balance Sheet ECL	£ 11	£ 36
Coverage	0.10%	0.40%
Off-Balance Sheet Exposures | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 585	£ 519
Stage 1
Disclosure of credit risk exposure [line items]
Exposure	307,416	301,599
Total ECL	£ 216	£ 147
Coverage	0.10%	0.00%
Stage 1 | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	£ 265,619	£ 260,746
Impairment loss allowances	£ 186	£ 124
Coverage	0.10%	0.00%
Stage 1 | Drawn exposures | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 173,157	£ 167,608
Impairment loss allowances	£ 100	£ 76
Coverage	0.10%	0.00%
Stage 1 | Drawn exposures | Retail banking mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 157,614	£ 155,477
Impairment loss allowances	£ 15	£ 11
Coverage	0.00%	0.00%
Stage 1 | Drawn exposures | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 11,167	£ 15,871
Impairment loss allowances	£ 46	£ 46
Coverage	0.40%	0.30%
Stage 1 | Drawn exposures | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 2,587	£ 3,843
Impairment loss allowances	£ 5	£ 1
Coverage	0.20%	0.00%
Stage 1 | Drawn exposures | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 78,708	£ 73,424
Impairment loss allowances	£ 35	£ 1
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet Exposures
Disclosure of credit risk exposure [line items]
Exposure	£ 41,797	£ 40,853
Loss Impairment: Off Balance Sheet ECL	£ 30	£ 23
Coverage	0.10%	0.10%
Stage 1 | Off-Balance Sheet Exposures | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 26,550	£ 25,795
Loss Impairment: Off Balance Sheet ECL	£ 18	£ 13
Coverage	0.10%	0.10%
Stage 1 | Off-Balance Sheet Exposures | Retail banking mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 13,180	£ 13,353
Loss Impairment: Off Balance Sheet ECL	£ 2	£ 3
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet Exposures | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 6,050	£ 5,410
Loss Impairment: Off Balance Sheet ECL	£ 8	£ 7
Coverage	0.10%	0.10%
Stage 1 | Off-Balance Sheet Exposures | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 8,630	£ 9,129
Loss Impairment: Off Balance Sheet ECL	£ 4	£ 3
Coverage	0.00%	0.00%
Stage 1 | Off-Balance Sheet Exposures | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 567	£ 519
Stage 2
Disclosure of credit risk exposure [line items]
Exposure	18,380	12,354
Total ECL	£ 592	£ 348
Coverage	3.20%	2.80%
Stage 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 11,640	£ 9,475
Coverage	3.20%	2.70%
Stage 2 | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	£ 17,107	£ 11,680
Impairment loss allowances	£ 556	£ 305
Coverage	3.30%	2.60%
Stage 2 | Drawn exposures | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 11,384	£ 9,289
Impairment loss allowances	£ 350	£ 246
Coverage	3.10%	2.60%
Stage 2 | Drawn exposures | Retail banking mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 10,388	£ 8,157
Impairment loss allowances	£ 130	£ 100
Coverage	1.30%	1.20%
Stage 2 | Drawn exposures | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 5,498	£ 2,096
Impairment loss allowances	£ 189	£ 45
Coverage	3.40%	2.10%
Stage 2 | Drawn exposures | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 198	£ 198
Impairment loss allowances	£ 17	£ 13
Coverage	8.60%	6.60%
Stage 2 | Drawn exposures | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 27	£ 97
Impairment loss allowances	£ 0	£ 1
Coverage	0.00%	1.00%
Stage 2 | Off-Balance Sheet Exposures
Disclosure of credit risk exposure [line items]
Exposure	£ 1,273	£ 674
Loss Impairment: Off Balance Sheet ECL	£ 36	£ 43
Coverage	2.80%	6.40%
Stage 2 | Off-Balance Sheet Exposures | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 256	£ 186
Loss Impairment: Off Balance Sheet ECL	£ 19	£ 13
Coverage	7.40%	7.00%
Stage 2 | Off-Balance Sheet Exposures | Retail banking mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 82	£ 67
Loss Impairment: Off Balance Sheet ECL	£ 1	£ 1
Coverage	1.20%	1.50%
Stage 2 | Off-Balance Sheet Exposures | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 768	£ 289
Loss Impairment: Off Balance Sheet ECL	£ 10	£ 6
Coverage	1.30%	2.10%
Stage 2 | Off-Balance Sheet Exposures | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 231	£ 199
Loss Impairment: Off Balance Sheet ECL	£ 7	£ 24
Coverage	3.00%	12.10%
Stage 2 | Off-Balance Sheet Exposures | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 18	£ 0
Stage 3
Disclosure of credit risk exposure [line items]
Exposure	2,996	2,369
Total ECL	£ 569	£ 368
Coverage	19.00%	15.50%
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 1,020	£ 452
Stage 3 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure	0	15
Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	0	1
Stage 3 | Drawn exposures
Disclosure of credit risk exposure [line items]
Exposure	2,896	2,289
Impairment loss allowances	£ 560	£ 356
Coverage	19.30%	15.60%
Stage 3 | Drawn exposures | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 1,935	£ 1,865
Impairment loss allowances	£ 218	£ 200
Coverage	11.30%	10.70%
Stage 3 | Drawn exposures | Retail banking mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 1,799	£ 1,722
Impairment loss allowances	£ 132	£ 103
Coverage	7.30%	6.00%
Stage 3 | Drawn exposures | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 961	£ 424
Impairment loss allowances	£ 342	£ 156
Coverage	35.60%	36.80%
Stage 3 | Drawn exposures | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Impairment loss allowances	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Drawn exposures | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0
Impairment loss allowances	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-Balance Sheet Exposures
Disclosure of credit risk exposure [line items]
Exposure	£ 100	£ 80
Loss Impairment: Off Balance Sheet ECL	£ 9	£ 12
Coverage	9.00%	15.00%
Stage 3 | Off-Balance Sheet Exposures | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 41	£ 37
Loss Impairment: Off Balance Sheet ECL	£ 1	£ 1
Coverage	2.40%	2.70%
Stage 3 | Off-Balance Sheet Exposures | Retail banking mortgages
Disclosure of credit risk exposure [line items]
Exposure	£ 14	£ 12
Loss Impairment: Off Balance Sheet ECL	£ 0	£ 0
Coverage	0.00%	0.00%
Stage 3 | Off-Balance Sheet Exposures | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 59	£ 28
Loss Impairment: Off Balance Sheet ECL	£ 8	£ 2
Coverage	13.60%	7.10%
Stage 3 | Off-Balance Sheet Exposures | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 15
Loss Impairment: Off Balance Sheet ECL	£ 0	£ 9
Coverage	0.00%	60.00%
Stage 3 | Off-Balance Sheet Exposures | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 0	£ 0